                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21730

                          The Endowment TEI Fund, L.P.
               (Exact name of registrant as specified in charter)

                  4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
               (Address of principal executive offices) (Zip code)

                                 A. HAAG SHERMAN
                          THE ENDOWMENT TEI FUND, L.P.
                  4265 SAN FELIPE, SUITE 900, HOUSTON, TX 77027
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-725-9456

                        Date of fiscal year end: 12/31/06

                       Date of reporting period: 09/30/06

ITEM 1. SCHEDULE OF INVESTMENTS.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A Limited Partnership)
                             Schedule of Investments
                         September 30, 2006 (unaudited)

                                                               % OF
                                                 FAIR       PARTNERS'
                                                 VALUE       CAPITAL
                                              -----------   ---------
Investments in Investment Funds
Cayman Company Limited by Shares
   The Endowment (Offshore TEI) Fund, Ltd.    $80,529,397
                                              -----------
      Total Investments in Investment Funds
         (Cost $78,470,757)                   $80,529,397     99.93%
                                              ===========

               See accompanying notes to schedule of investments.

                          THE ENDOWMENT TEI FUND, L.P.
                             (A Limited Partnership)

                        Notes to Schedule of Investments
                         September 30, 2006 (unaudited)

     1. VALUATION OF INVESTMENTS

The valuation of The Endowment TEI Fund, L.P.'s (the "Fund") investment in The Endowment (Offshore TEI) Fund, Ltd. (the "Offshore TEI Fund"), which is in turn invested in The Endowment Master Fund, L.P.(the "Master Fund"), reflects the Fund's indirect interest of 12.59% in the net assets of the Master Fund at September 30, 2006. Valuation of securities held by the Master Fund is discussed in Note 2 of the Master Fund's Notes to the Schedule of Investments, which are included herein.

     2. INVESTMENT SECURITIES TRANSACTIONS

The Fund records monthly its proportionate indirect interest in the net investment income or loss and realized/unrealized gains and losses of the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)
                             Schedule of Investments
                         September 30, 2006 (unaudited)

                                                                         SHARES/        FAIR       PARTNERS'
                                                                       PAR VALUE*       VALUE       CAPITAL
                                                                       ----------   ------------   ---------
INVESTMENTS IN INVESTMENT FUNDS
Limited Partnerships and Limited Liability Companies
   Cayman Islands
      Absolute Return (0.79% of Partners' Capital)
         Montricia Global Opportunities Fund, L.P.                                   $ 5,017,830
      Domestic Equity (1.47% of Partners' Capital)
         Tiedemann/Falconer Partners, L.P.                                             9,403,058
      International Equity (6.46% of Partners' Capital)
         Boyer Allan Pacific Partners, L.P.                                            9,704,745
         SR Global Fund - Asia Portfolio (Class B, L.P.)                               6,832,604
         SR Global Fund - Europe Portfolio (Class A, L.P.)                             1,863,109
         SR Global Fund - International Portfolio (Class C, L.P.)                     10,553,792
         SR Global Fund - Emerging Markets Portfolio (Class G, L.P.)                   9,941,785
         SR Phoenicia L.P. (Class A-Phoenicia Portfolio)                               2,416,146
      Opportunistic Equity (1.71% of Partners' Capital)
         Global Undervalued Securities Fund (QP), L.P.                                10,949,026
      Private Equity (0.00% of Partners' Capital)
         Carlyle Japan International Partners II, L.P.                                     1,450
                                                                                     -----------
            Total Cayman Islands                                                      66,683,545
                                                                                     -----------

   United Kingdom
      Real Estate (0.08% of Partner's Capital)
         Benson Elliot Real Estate Partners II, L.P.                                      67,885
         Patron Capital L.P. II                                                          467,658
                                                                                     -----------
            Total United Kingdom                                                         535,543
                                                                                     -----------

   United States
      Absolute Return (13.90% of Partners' Capital)
         Black River Commodity Multi-Strategy Fund, LLC                               10,183,966
         Black River Global Multi-Strategy Leveraged Fund, LLC                        12,178,777
         Courage Special Situations Fund, (Class C, L.P.)                              7,414,253
         Highland Credit Strategies Fund, L.P.                                        12,376,335
         HomeField Partners, L.P.                                                      3,040,660
         OZ Asia Domestic Partners, L.P.                                              10,541,929
         PIPE Equity Partners, LLC                                                    18,172,261
         PSAM WorldArb Partners, L.P.                                                 10,006,268
         Redbrick Capital, L.P.                                                        4,953,092
      Domestic Equity (11.25% of Partners' Capital)
         Bonanza Partners, L.P.                                                        7,275,225
         Caduceus Capital II, L.P.                                                     8,006,074
         CCM Small Cap Value Qualified Fund, L.P.                                        896,466
         Contrarian Equity Fund, L.P.                                                  5,392,563
         Copper Arch Fund, L.P.                                                        6,281,969
         Criterion Horizons Fund, L.P.                                                 2,934,654
         Criterion Institutional Partners, L.P.                                        4,013,509
         HealthCor, L.P.                                                               5,130,000
         Leaf Investment Partners, L.P.                                                7,669,342
         The Raptor Global Fund, L.P.                                                  9,151,277
         SCP Equity Fund Domestic, L.P.                                                6,600,706
         Tiger Consumer Partners, L.P.                                                 8,593,720
      Enhanced Fixed Income (13.08% of Partners' Capital)
         Arx Global High Yield Securities Fund I L.P.                                 17,658,792
         BDC Partners I, L.P.                                                         16,214,625
         Contrarian Capital Fund I, L.P.                                              13,221,970
         Greylock Global Opportunity Fund, L.P.                                        7,804,037
         Harbinger Capital Partners Fund I, L.P.                                      14,447,557
         Ore Hill Fund, L.P.                                                          12,228,163
         The Rohatyn Group Local Currency Opportunity
         Partners, L.P.                                                                2,020,200
      International Equity (6.86% of Partners' Capital)
         Avenue Asia Equity Investments, L.P.                                          1,040,922
         The Explorador Fund, L.P.                                                     4,349,028
         Gradient Europe Fund, L.P.                                                   10,400,978
         L-R Global Partners, L.P.                                                     2,106,168
         Monsoon India Inflection Fund 2, L.P.                                         6,418,771
         Steel Partners Japan Strategic Fund, L.P.                                     7,714,893
         Taiyo Fund, L.P.                                                              3,011,904
         Torrey Pines Fund, LLC                                                        8,833,828

               See accompanying notes to schedule of investments.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)
                             Schedule of Investments
                         September 30, 2006 (unaudited)

                                                                                                      % OF
                                                                         SHARES/        FAIR       PARTNERS'
                                                                       PAR VALUE*       VALUE       CAPITAL
                                                                       ---------    ------------   ---------
      Natural Resources (9.05% of Partners' Capital)
         BP Capital Energy Equity Fund II, L.P.                                     $ 15,413,520
         The Ospraie Fund, L.P.                                                       12,774,390
         Southport Energy Plus Partners, L.P.                                          7,719,392
         Tocqueville Gold Partners, L.P.                                                 267,743
         Treaty Oak Partners, L.P.                                                    12,089,010
         Velite Energy, L.P.                                                           9,569,163
      Opportunistic Equity (7.39% of Partners' Capital)
         AQR Absolute Return Institutional Fund, L.P.                                  5,959,267
         Bear Stearns Emerging Markets Macro Fund, L.P.                                4,016,921
         GMO Mean Reversion Fund (Onshore)                                            10,123,112
         Jetstream Global Institutional Fund, L.P.                                     4,659,646
         Maverick Fund USA, L.P.                                                       5,988,878
         Pantera Global Macro Fund, L.P.                                               3,397,348
         Pardus European Special Opportunities Fund, L.P.                              8,838,422
         Prism Partners QP, L.P.                                                       4,291,378
      Private Equity (3.65% of Partners' Capital)
         Audax Mezzanine Fund II, L.P.                                                   304,273
         BDCM Opportunity Fund II, L.P.                                                  514,874
         Brazos Equity Fund II, L.P.                                                     712,200
         Capital Royalty Partners, L.P.                                                  218,525
         Crosslink Crossover Fund IV, L.P.                                             5,156,377
         Harbinger Capital Partners Special Situations Fund, L.P.                      5,148,019
         Pinto America Growth Fund, L.P.                                                 259,996
         Private Equity Investment Fund IV, L.P.                                       1,243,347
         Q Funding III, L.P.                                                           6,291,703
         Sanderling Venture Partners VI Co-Investment Fund, L.P.                         425,137
         Sanderling Venture Partners VI, L.P.                                            294,891
         Sterling Capital Partners II, L.P.                                              398,410
         Sterling Group Partners II, L.P.                                              1,196,793
         VCFA Private Equity Partners IV, L.P.                                         1,163,674
      Real Estate (3.45% of Partner's Capital)
         Aslan Realty Partners III, LLC                                                  671,475
         Clarion CRA Hedge Fund, L.P.                                                  6,197,278
         ING Clarion Global, L.P.                                                      2,939,381
         Legacy Partners Realty Fund II, LLC                                           2,130,631
         Mercury Special Situations Fund, L.P.                                         4,644,017
         MONY/Transwestern Mezzanine Realty Partners II, LLC                             929,567
         Parmenter Realty Fund III, L.P.                                                 974,014
         Wells Street Partners, LLC                                                    3,573,758
                                                                                    ------------
            Total United States                                                      438,781,412
                                                                                    ------------

   Scotland
      Private Equity (0.05% of Partners' Capital)
         Actis Umbrella Fund, L.P.                                                       339,000
                                                                                    ------------
            Total Scotland                                                               339,000
                                                                                    ------------
            Total Limited Partnerships and Limited Liability
               Companies (Cost $438,586,354)                                         506,339,500     79.19%
                                                                                    ------------

Passive Foreign Investment Corporations
   Republic of Mauritius
      International Equity (1.35% of Partners' Capital)
         Boyer Allan India Fund, Inc.                                    24,201        3,267,833
         India Capital Fund Ltd. A2 Shares                                2,396        5,375,977
                                                                                    ------------
            Total Republic of Mauritius                                                8,643,810
                                                                                    ------------

            Total Passive Foreign Investment Corporations
               (Cost $5,000,000)                                                       8,643,810      1.35%
                                                                                    ------------

Bermuda Exempted Mutual Fund Company
   Private Equity (1.37% of Partners' Capital)
      Highland CDO Opportunity Fund, Ltd.                                              8,753,829
                                                                                    ------------
            Total Bermuda Exempted Mutual Fund Company
               (Cost $8,000,000)                                                       8,753,829      1.37%
                                                                                    ------------

               See accompanying notes to schedule of investments.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)
                             Schedule of Investments
                         September 30, 2006 (unaudited)

                                                                                                      % OF
                                                                         SHARES/        FAIR       PARTNERS'
                                                                       PAR VALUE*       VALUE       CAPITAL
                                                                       ----------   ------------   ---------
Cayman Company Limited by Shares
      Absolute Return (2.51% of Partners' Capital)
         Overseas CAP Partners, Inc.                                       12,801   $ 16,075,335
      International Equity (0.78% of Partners' Capital)
         The Russian Prosperity Fund                                      146,241      4,963,420
      Natural Resources (1.17% of Partners' Capital)
         Ospraie Special Opportunities (Offshore), Ltd.                                7,481,505
                                                                                    ------------
            Total Cayman Company Limited by Shares
               (Cost $27,037,412)                                                     28,520,260     4.46%
                                                                                    ------------
            Total Investments in Investment Funds
               (Cost $478,623,766)                                                   552,257,399
                                                                                    ------------

Investments in Securities
Private Corporations
   United States
      Real Estate (1.41% of Partners' Capital)
         Net Lease Private REIT V, Inc.                                                3,000,000
         Net Lease Private REIT VI, Inc.                                                 150,000
         Security Capital Preferred Growth, Inc.                                       5,875,659
                                                                                    ------------
            Total United States                                                        9,025,659
                                                                                    ------------
            Total Private Corporations (Cost $8,150,000)                               9,025,659     1.41%
                                                                                    ------------

Registered Investment Companies
   United States
      Enhanced Fixed Income (0.71% of Partners' Capital)
         GMO International Bond III                                         4,348      4,525,374
      Fixed Income (0.88% of Partners' Capital)
         Wasatch Hoisington US Treasury Fund                              396,215      5,597,507
      International Equity (1.80% of Partners' Capital)
         iShares MSCI Brazil Index Fund                                   128,700      4,951,089
         GMO Emerging Markets Fund III                                    224,401      6,572,402
      Natural Resources (2.40% of Partners' Capital)
         State Street Research Global Resources Fund                      194,127     12,600,833
         The Tocqueville Gold Fund                                         57,781      2,731,317
      Real Estate (1.09% of Partner's Capital)
         ING International Real Estate Fund                               208,773      2,316,816
         Morgan Stanley Institutional Fund - International
         Real Estate Portfolio                                            153,978      4,688,645
                                                                                    ------------
            Total United States                                                       43,983,983
                                                                                    ------------
            Total Registered Investment Companies (Cost $36,201,721)                  43,983,983     6.88%
                                                                                    ------------

Closed End Funds
   United States
      Financial (0.85% of Partners' Capital)
         Aberdeen Asia-Pacific Income Fund, Inc.                           39,300        237,765
         Blackrock Broad Investment Grade 2009 Term Trust                  12,500        191,500
         Blackrock Income Opportunity Trust                                52,400        548,104
         iShares Goldman Sachs Investop Corporate Bond                     15,400      1,645,182
         MFS Government Markets Income Trust                              100,700        654,550
         MFS Intermediate Income Trust                                    101,000        620,140
         Morgan Stanley Government Income Trust                            60,200        535,178
         Putnam Premier Income Trust                                      101,171        630,295
         Western Asset/Claymore US Treasury Inflation
         Protected Securities Fund                                         30,800        356,048
                                                                                    ------------
            Total United States                                                        5,418,762
                                                                                    ------------
            Total Closed End Funds (Cost $5,496,852)                                   5,418,762     0.85%
                                                                                    ------------

Fixed Income
   United States
      Treasuries (0.87% of Partners' Capital)
         Treasury Inflation Protected Securities, 3.50%, 1/15/11       $  875,378        916,890
         Treasury Inflation Protected Securities, 1.875%, 7/15/13         275,000        296,809
         Treasury Inflation Protected Securities, 2.00%, 7/15/14          150,000        158,712
         Treasury Inflation Protected Securities, 1.875%, 7/15/15         456,742        442,254
         Treasury Inflation Protected Securities, 3.625%, 4/15/28         250,000        389,805
         United States Treasury Bonds, 5.25%, 2/15/29                   1,000,000      1,057,422
         United States Treasury Notes, 4.50%, 2/15/06                     700,000        692,973
         United States Treasury Notes, 4.75%, 3/31/11                     750,000        754,600
         United States Treasury Notes, 4.125%, 5/15/15                    860,000        829,934

               See accompanying notes to schedule of investments.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)
                             Schedule of Investments

                         September 30, 2006 (unaudited)

                                                                                                      % OF
                                                                         SHARES/        FAIR       PARTNERS'
                                                                       PAR VALUE*       VALUE       CAPITAL
                                                                       ----------   ------------   ---------
      Agencies (1.13% of Partners' Capital)
         Federal Home Loan Mortgage Corp., 5.25%, 7/18/11              $  750,000   $    760,527
         Federal Home Loan Mortgage Corp., Pool E74790, 5.00%,
            2/1/14                                                         69,142         68,329
         Federal Home Loan Mortgage Corp., Pool E75753, 5.50%,
            3/1/14                                                         32,755         32,842
         Federal Home Loan Mortgage Corp., Series 2750, Class OB,
            CMO, 4.00%, 7/15/15                                           201,000        197,334
         Federal Home Loan Mortgage Corp., Pool E92286, 5.00%,
            11/1/17                                                        18,967         18,695
         Federal Home Loan Mortgage Corp., Pool E95383, 5.00%,
            2/1/18                                                         73,324         72,273
         Federal Home Loan Mortgage Corp., Pool E94694, 5.50%,
            2/1/18                                                         15,084         15,108
         Federal Home Loan Mortgage Corp., Pool B10507, 4.50%,
            10/1/18                                                        34,861         33,682
         Federal Home Loan Mortgage Corp., Pool B14009, 5.00%,
            5/1/19                                                         67,599         66,598
         Federal Home Loan Mortgage Corp., Series 3182, Class YB,
            CMO, 5.00%, 9/15/28                                           500,000        489,297
         Federal Home Loan Mortgage Corp., Pool P20433, 6.00%,
            10/1/31                                                       503,260        506,406
         Federal Home Loan Mortgage Corp, Pool C77936, 5.50 %,
            2/01/33                                                        53,035         52,486
         Federal Home Loan Mortgage Corp., Pool A10760, 5.50%,
            6/1/33                                                         11,058         10,937
         Federal Home Loan Mortgage Corp., Pool 80749, 5.125%,
            10/20/33                                                      336,469        338,420
         Federal Home Loan Mortgage Corp., Pool A16536, 5.50%,
            12/1/33                                                        54,067         53,473
         Federal Home Loan Mortgage Corp., Pool C01812, 5.50%,
            4/1/34                                                        292,980        289,763
         Federal National Mortgage Association, Pool 380839,
            6.12%, 11/1/08                                                294,302        296,823
         Federal National Mortgage Association, Pool 254188,
            5.50%, 1/1/09                                                 106,461        106,109
         Federal National Mortgage Association, Pool 545210,
            5.925%, 10/1/11                                               187,353        191,794
         Federal National Mortgage Association, 5.68%, 11/27/15           500,000        498,600
         Federal National Mortgage Association, 5.375%, 7/15/16           750,000        771,981
         Federal National Mortgage Association, Pool 730353, 4.50%,
            7/1/18                                                         28,841         27,912
         Federal National Mortgage Association, Pool 767658, 5.00%,
            2/1/19                                                        149,245        147,158
         Federal National Mortgage Association, Pool 803745, 6.00%,
            7/1/19                                                        497,798        497,782
         Federal National Mortgage Association, Pool 415971, 6.00%,
            11/1/28                                                        38,660         39,057
         Federal National Mortgage Association, Pool 699436, 7.00%,
            2/1/33                                                         13,926         14,338
         Federal National Mortgage Association, Pool 689659, 6.00%,
            3/1/33                                                         33,777         34,007
         Federal National Mortgage Association, Pool 698979, 5.50%,
            4/1/33                                                         94,666         93,588
         Federal National Mortgage Association, Pool 555528, 6.00%,
            4/1/33                                                         20,147         20,296
         Federal National Mortgage Association, Pool 723874, 5.50%,
            7/1/33                                                         23,242         22,963
         Federal National Mortgage Association, Pool 767299, 5.50%,
            1/1/34                                                         79,232         78,279
         Federal National Mortgage Association, Pool 777737, 5.00%,
            5/1/34                                                        129,456        124,650
         Federal National Mortgage Association, Pool 778316, 5.50%,
            6/1/34                                                        330,088        325,829
         Federal National Mortgage Association, Pool 783382, 6.00%,
            8/1/34                                                        105,842        106,493
         Government National Mortgage Association, Pool 451883,
            6.00%, 7/15/28                                                 53,213         54,011
         Government National Mortgage Association, Series 2004-78,
            Class C, CMO, 4.658%, 4/16/29                                 250,000        241,694
         Government National Mortgage Association,  Pool 488259,
            6.50%,  8/15/29                                                21,143         21,748
         Government National Mortgage Association, Pool 501012,
            6.50%, 4/15/31                                                  2,960          3,042
         Government National Mortgage Association,  Pool 603650,
            6.00%, 4/15/33                                                 10,954         11,101
         Government National Mortgage Association, Pool 621822,
            5.50%, 12/15/33                                                27,968         27,808
         Government National Mortgage Association, Pool 562508,
            5.50%, 2/15/34                                                 86,135         85,631
         Government National Mortgage Association, Pool 628111,
            5.50%, 5/15/34                                                197,942        196,783
         New Valley Generation II, Series 2001, 5.572%, 5/1/20             42,705         42,942
         Overseas Private Investment Corp., 3.74%, 4/15/15                152,002        145,256

               See accompanying notes to schedule of investments.

                         THE ENDOWMENT MASTER FUND, L.P.
                            (A Limited Partnership)
                            Schedule of Investments

                          September 30, 2006 (unaudited)



                                                                                                      % OF
                                                                         SHARES/        FAIR       PARTNERS'
                                                                       PAR VALUE*       VALUE       CAPITAL
                                                                       ----------   ------------   ---------
      Asset-Backed Securities (1.32% of Partners' Capital)
         Alesco Preferred Funding LTD, Series 5A, Class C3, 6.31%,
            12/23/34 (1)                                                  200,000       $199,854
         American Business Financial Services, Series 2002-2, 6.68%,
            7/15/33                                                       300,000        297,177
         Bank of America Mortgage Securities, Series 2004-8, Class
            2B1, CMO, 6.00%, 10/25/34                                     234,965        235,553
         Bank of America Mortgage Securities, Series 2005-5, CMO,
            5.50%, 6/25/35                                                379,699        377,815
         Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1,
            Class 6A1, CMO, 5.06%, 4/25/33 (2)                            130,182        130,403
         Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1,
            Class 3A1, CMO, 5.39%, 4/25/33 (2)                            127,185        126,382
         Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB4,
            Class 3B2, CMO, 4.46%, 12/25/34 (2)                           194,352        185,910
         Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class
            2A2B, CMO, 4.78%, 4/25/35 (2)                                 177,994        174,434
         Countrywide Alternative Loan Trust, Series 2004-33, Class
            2B1, CMO, 5.24%, 12/25/34                                     222,940        218,272
         Countrywide Alternative Loan Trust, Series 2005-19CB, Class
            A4, CMO, 5.50%, 6/25/35                                       198,375        196,693
         Countrywide Home Loans, Series 2003-3, Class M6, 6.26%,
            7/25/32 (1)                                                    39,201         39,818
         Countrywide Home Loans, Series 2003-20, Class 1A14, CMO,
            5.50%, 7/25/33                                                133,889        130,672
         CS First Boston Mortgage Securities Corp., Series 2002-10,
            Class 1M2, CMO, 7.00%, 5/25/32                                180,000        179,784
         CS First Boston Mortgage Securities Corp., Series 2004-8,
            Class 4A4, CMO, 5.50%, 12/25/34                               136,050        134,593
         CS First Boston Mortgage Securities Corp., Series 2005-5,
            Class 4A2, CMO, 6.25 %, 7/25/35                               140,189        141,350
         CS First Boston Mortgage Securities Corp., Series 2005-11,
            Class 7A2, CMO, 6.00%, 12/25/35                               258,203        258,618
         Credit Suisse Mortgage Capital Certificate, Series 2006-2,
            Class 4A11, CMO, 5.75% 3/25/36                                334,503        334,430
         Credit Suisse Mortgage Capital Certificate, Series 2006-4,
            Class 3A2, CMO, 6.50% 5/25/36                                 193,143        195,199
         Diversified REIT Trust, Series 1999-1A, Class D, CMO,
            6.78%, 3/18/11                                                135,000        135,508
         Drexel Burnham Lambert CMO Trust, Series V,  Class 1, PO,
            0.00%, 9/1/18                                                  46,828         40,142
         First Horizon Alternative Mortgage Securities, Series
            2005-FA5, Class 3A2, CMO, 5.50%, 8/25/35                      287,052        283,482
         First Republic Mortgage Loan Trust, Series 2000-FRB1,
            Class A2, CMO, 5.98%, 6/25/30 (2)                             268,194        267,023
         GSR Mortgage Loan Trust, Series 2004-11, Class B2, CMO,
            4.56%, 9/25/34 (2)                                            296,967        289,822
         GSR Mortgage Loan Trust, Series 2005-5F, Class 3A3, CMO,
            5.00%, 6/25/35                                                282,179        274,000
         GSR Mortgage Loan Trust, Series 2005-9F, Class 6A2, CMO,
            6.50%, 1/25/36                                                312,597        318,044
         Harborview Mortgage Loan Trust, Series, 2004-7, Class 3A2,
            CMO, 4.71%, 11/19/34 (2)                                      179,905        175,511
         Impac Secured Assets Corp., Series 2002-3, Class M2, CMO,
            7.18%, 8/25/32                                                200,000        203,486
         JP Morgan Mortgage Trust, Series 2004-A1, Class 3A2, CMO,
            4.98%, 02/25/34 (2)                                           207,891        204,863
         JP Morgan Mortgage Trust, Series 2004-A3, Class 3A2, CMO,
            4.97%, 07/25/34 (2)                                           163,686        160,094
         Master Asset Securitization Trust, Series 2006-1,
            Class1A5, CMO, 5.75%, 5/25/36                                 484,274        483,668
         Master Seasoned Securities Trust, Series 2004-1,
            Class 15B2, CMO, 6.23%, 8/25/17 (2)                           240,997        241,564




               See accompanying notes to schedule of investments.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)
                             Schedule of Investments

                         September 30, 2006 (unaudited)

                                                                                                      % OF
                                                                         SHARES/        FAIR       PARTNERS'
                                                                       PAR VALUE*       VALUE       CAPITAL
                                                                       ----------   ------------   ---------



Fixed Income, continued
   United States, continued
      Asset-Backed Securities, continued
         Option One Mortgage Loan Trust, Series 2005-1, Class M6,
            6.98%, 2/25/35 (1)                                         $  250,000   $    253,358
         Residential Accredit Loans, Inc., Series 2003-QS7, Class
            M2, CMO, 6.00%, 4/25/33                                       128,079        126,863
         Residential Asset Funding Mortgage, Inc., Series 2002-S17,
            Class A1, CMO, 5.00%, 11/25/17                                352,037        342,648
         Residential Asset Mortgage Products, Inc., Series 2004-SL2,
            Class A1, CMO, 6.50%, 10/25/16                                129,221        130,681
         Structured Asset Securities Corp., Series 2003-4, Class A6,
            CMO, 5.00%, 2/25/33                                           123,020        119,150
         Washington Mutual, Series 2003-S11, Class 1A, CMO, 5.00%,
            11/25/33                                                       76,225         73,277
         Wells Fargo Mortgage Backed Securities Trust, Series
            2003-4, Class A15, CMO, 5.50%, 6/25/33                        194,803        194,068
         Wells Fargo Mortgage Backed Securities Trust, Series
            2003-K, Class 1A2, CMO, 4.49%, 11/25/33 (2)                   164,307        156,708
         Wells Fargo Mortgage Backed Securities Trust, Series
            2004-W, Class B2, CMO, 4.57%, 11/25/34 (2)                    198,814        191,531
         Wells Fargo Mortgage Backed Securities Trust, Series
            2004-S, Class A3, CMO, 3.54%, 9/25/34 (2)                     196,501        195,400

      Corporate
         Consumer (0.01% of Partners' Capital)
            General Motors Acceptance Corp., 6.125%, 1/22/08               50,000         49,669
         Electric-Integrated (0.07% of Partners' Capital)
            Dominion Resources, Inc., 5.15%, 7/15/15                      500,000        480,396
         Finance (0.05% of Partners' Capital)
            JP Morgan Chase & Co., 5.15%, 10/1/15                         300,000        292,627
         Multimedia (0.08% of Partners' Capital)
            Walt Disney Co., 5.625%, 9/15/16                              500,000        503,571
         REIT (0.05% of Partners' Capital)
            Weingarten Realty Corp., 4.99%, 9/3/13                        350,000        340,245
                                                                                    ------------
               Total United States                                                    22,857,600
                                                                                    ------------
               Total Fixed Income (Cost $22,947,911)                                  22,857,600      3.58%
                                                                                    ------------
Option
   United States
      Index (0.13% of Partners' Capital)
         iShares MSCI Emerging Markets Index Fund - Put Option
            (Strike Price $101.70, Expiration 11/2/06)                    140,121        846,455
                                                                                    ------------
               Total United States                                                       846,455      0.13%
                                                                                    ------------
               Total Option (Cost $855,000)                                              846,455
                                                                                    ------------
               Total Investments in Securities (Cost $73,651,484)                     82,132,459
                                                                                    ------------
               Total Investments (Cost $552,275,250)                                $634,389,858     99.22%
                                                                                    ============

* Shares or par value is listed for each investment if it is applicable for that investment type.

CMO  - Collateralized Mortgage Obligation

PO   - Principal Only

REIT - Real Estate Investment Trust

(1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate upgrade or downgrade. The rate reflected is as of September 30, 2006.

(2) Security is a "variable rate" bond. The rate reflected is as of September 30, 2006.

               See accompanying notes to schedule of investments.

                         THE ENDOWMENT MASTER FUND, L.P.
                             (A Limited Partnership)

                        Notes to Schedule of Investments
                         September 30, 2006 (unaudited)

     1. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, The Endowment Master Fund, L.P. (the "Fund") invests in a variety of investment vehicles including but not limited to limited partnerships and limited liability companies (collectively, the "Investment Funds"), registered investment companies and direct investments in marketable securities and derivative instruments. The Investment Funds in which the Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Fund's risk of loss in these Investment Funds is limited to the value of the investment in such Investment Funds as reported by the Fund. In addition, the Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

     2. VALUATION OF INVESTMENTS

The valuation of the Fund's investments is determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Fund's investments is generally calculated by BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's independent administrator (the "Independent Administrator") in consultation with Endowment Advisers, L.P., the adviser to the Fund (the "Adviser"). The valuation procedures of the Fund's underlying investments are reviewed by a committee approved by the Fund's board of directors (the "Board") that was established to oversee the valuation of the Fund's investments (the "Valuation Committee"), in consultation with the Adviser and the Independent Administrator. The net assets of the Fund will equal the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses.

Investments held by the Fund are valued as follows:

- INVESTMENT FUNDS - Investments in Investment Funds are ordinarily valued at the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of those Investment Funds. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at estimated fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Funds existed. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements.

- SECURITIES LISTED ON A SECURITIES EXCHANGE - Securities listed on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination and securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"), on the date of determination. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the "bid" and "ask" prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the computation of the Fund's net asset value that would materially affect the value of the security, the value of such a security will be adjusted to its fair value.

- OPTIONS - Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing "bid" and "ask" prices for such options on the date of determination.

     SECURITIES NOT ACTIVELY TRADED - The value of securities, derivatives, or synthetic securities that are not actively traded on an exchange shall be determined by obtaining indicative quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models, or a combination of these procedures.

- OTHER - Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund's fair value, the Valuation Committee and/or the Board, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

     3. INVESTMENT SECURITIES TRANSACTIONS

The Fund records security transactions on a trade-date basis.

Securities that are held by the Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding unrealized gain or loss is included in the statement of operations.

Realized gains or losses on the disposition of investments are accounted for based on the first in first out ("FIFO") method.

Distributions received from investments, whether in the form of cash or securities, are generally applied as a reduction of the cost of the investment.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment TEI Fund, L.P.


By (Signature and Title) /s/ John A. Blaisdell
                         -------------------------------------------------------
                         John A. Blaisdell
                         Co-Principal Executive Officer

Date 11/20/06


By (Signature and Title) /s/ Andrew B. Linbeck
                         -------------------------------------------------------
                         Andrew B. Linbeck
                         Co-Principal Executive Officer

Date 11/20/06


By (Signature and Title) /s/ A. Haag Sherman
                         -------------------------------------------------------
                         A. Haag Sherman
                         Co-Principal Executive Officer

Date 11/20/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ John A. Blaisdell
                         -------------------------------------------------------
                         John A. Blaisdell
                         Co-Principal Executive Officer

Date 11/20/06


By (Signature and Title) /s/ Andrew B. Linbeck
                         -------------------------------------------------------
                         Andrew B. Linbeck
                         Co-Principal Executive Officer

Date 11/20/06


By (Signature and Title) /s/ A. Haag Sherman
                         -------------------------------------------------------
                         A. Haag Sherman
                         Co-Principal Executive Officer

Date 11/20/06


By (Signature and Title) /s/ John E. Price
                         -------------------------------------------------------
                         John E. Price
                         Principal Financial Officer

Date 11/20/06